RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS- Income tax and social contributions reported in other comprehensive income (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
Originated from income and expenses recognized in other comprehensive income
Remesurement of the fair value of available-for-sale	$ (36,404)	R$ (36,404)	$ (56,393)	R$ (56,393)	R$ 37,228
Equity in comprehensive income of subsidiaries, associated companies, and joint ventures	5,023	R$ 5,023	9,296	R$ 9,296	R$ 1,274
Total income and social contribution taxes recognized in other comprehensive income	$ (31,381)		$ (47,097)